Principal Accounting Policies - The roll forward of contingent consideration for acquisition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Principal Accounting Policies
Balance at the beginning of the year	¥ 10,750	$ 1,687	¥ 30,220
Net change in fair value	(3,597)	(565)	(5,451)
Payment			(14,019)
Balance at the end of the year	¥ 7,153	$ 1,122	¥ 10,750